SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for earnings per share:
Net (loss) income attributable to the Company's common shareholders		$ (515,971)	$ 1,167,002	$ 996,550
Denominator for basic and diluted earnings per share:
Basic weighted average common shares	[1],[2]	10,400,408	10,380,000	10,380,000
Per share amount
Per share - basic and diluted		$ (0.05)	$ 0.11	$ 0.10

[1]	Prior to the formation of MDJM, VIE issued 10,380,000 ordinary shares to its shareholders. Each shareholder of VIE was expected to receive MDJM's share at one to one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis from the earliest period presented.
[2]	The shares are presented on a retroactive basis to reflect the founder shares issuance. See Note 8.